Related party transactions (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2024
Related Party Transactions [Abstract]
Related party transaction and balance	$ 0	$ 0	$ 0